Revenue - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Contract assets	$ 0
Contract liabilities	0
Unbilled revenue	$ 3,000,000	$ 900,000